1

                                       UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         FORM 24F-2
                              Annual Notice of Securities Sold
                                   Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form.  Please print or type.

1.    Name and address of issuer:

        Dreyfus Premier Value Equity Funds, Inc.
        (Formerly:  Dreyfus Premier Value Fund)
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the
issuer, check the box but do not list series or classes):                 [ X ]


3.    Investment Company Act File Number:  811-4688

      Securities Act File Number:  33-6013

4(a). Last day of fiscal year for which this notice is filed:

            October 31, 2003

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

DREYFUS PREMIER VALUE FUND - CLASS A
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $4,379,249
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or           $12,753,414
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $90,125,003
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items     -$102,878,417
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item              $  0
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future      $(98,499,168)
              years -- if Item 5(i) is less than Item 5(iv)         -----------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    x   .0000809
              Instruction C.9):                                         --------

       (viii) Registration fee due (multiply Item 5(v) by Item         =$    0
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$  0.00
                                                                   =============
DREYFUS PREMIER VALUE FUND - CLASS B
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 1,397,706
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or              $2,083,062
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or              $2,811,250
              repurchased during any PRIOR fiscal year ending no   -------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$  4,894,312
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item                  $0
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future        $(3,496,606)
              years -- if Item 5(i) is less than Item 5(iv       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     x   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item          =$0.00
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                      =$  0.00
                                                                   =============
DREYFUS PREMIER VALUE FUND - CLASS C
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the      $171,279
              fiscal year pursuant to section 24(f):                ------------

         (ii) Aggregate price of securities redeemed or               $417,423
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $    -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 417,423
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future      $( 247,144)
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    x   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item       =$  -0-
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$   -0-
                                                                   =============




DREYFUS PREMIER VALUE FUND - CLASS R
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the        $6,004
              fiscal year pursuant to section 24(f):                 -----------

         (ii) Aggregate price of securities redeemed or                 $5
              repurchased during the fiscal year:                    -----------

        (iii) Aggregate price of securities redeemed or                 $-0-
              repurchased during any PRIOR fiscal year ending no     -----------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items             -$5
              5(ii) and 5(iii):                                      -----------

          (v) Net Sales - if Item 5(I) is greater than Item              $5,999
              5(iv) [subtract Item 5(iv) from Item 5(i)]:          -------------

         (vi) Redemption credits available for use in future            $(0)
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .0000809
              Instruction C.9):                                     ------------

       (viii) Registration fee due (multiply Item 5(v) by Item          =$ .49
              5(vii) (enter "0" if no fee is due):                   ===========


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                      =$   .49
                                                                   =============


DREYFUS PREMIER VALUE FUND - CLASS T
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the        $96,562
              fiscal year pursuant to section 24(f):                   ---------

         (ii) Aggregate price of securities redeemed or                $ 64,566
              repurchased during the fiscal year:                  -------------

        (iii) Aggregate price of securities redeemed or                $ -0-
              repurchased during any PRIOR fiscal year ending no    ------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$   64,566
              5(ii) and 5(iii):                                    -------------

          (v) Net Sales - if Item 5(I) is greater than Item           $  31,996
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           ------------

         (vi) Redemption credits available for use in future      $( 0 )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    X   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item         =$ 2.59
              5(vii) (enter "0" if no fee is due):                 =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$   2.59
                                                                   =============

DREYFUS PREMIER INTERNATIONAL OPPORTUNITIES FUND - CLASS A
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 11,594,739
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or            $ 11,792,371
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or            $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items      -$ 11,792,371
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item              $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future        $(197,632)
              years -- if Item 5(i) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See   x   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item       =$  0
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                         =$  0
                                                                   =============

DREYFUS PREMIER INTERNATIONAL OPPORTUNITIES FUND - CLASS B
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $  3,607,746
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or            $  3,156,592
              repurchased during the fiscal year:                ---------------


        (iii) Aggregate price of securities redeemed or           $
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 3,156,592
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item          $ 451,154
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         --------------

         (vi) Redemption credits available for use in future      $()
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    x   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item       =$  36.50
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                    =$   36.50
                                                                   =============
DREYFUS PREMIER INTERNATIONAL OPPORTUNITIES FUND - CLASS C
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 2,482,290
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or            $ 1,122,391
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or            $  -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 1,122,391
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 1,359,899
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future      $()
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    x   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item     =$   110.02
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                      =$  110.02
                                                                   =============

DREYFUS PREMIER INTERNATIONAL OPPORTUNITIES FUND - CLASS R
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the        $  323
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or               $ 49,662
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or              $ 412,441
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 462,103
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item              $ 0
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future         $(461,780)
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See
              Instruction C.9):                                 x     .0000809
                                                                  --------------
       (viii) Registration fee due (multiply Item 5(v) by Item          =$  0
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                      +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                         =$   0
                                                                   =============

DREYFUS PREMIER INTERNATIONAL OPPORTUNITIES FUND - CLASS T
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $  878,130
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or                $802,041
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $    -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items           -$802,041
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item            $ 76,089
              5(iv) [subtract Item 5(iv) from Item 5(i)]:           ------------

         (vi) Redemption credits available for use in future           $()
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    x   .0000809
              Instruction C.9):                                   --------------

       (viii) Registration fee due (multiply Item 5(v) by Item        =$  6.16
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                      +$    N/A
                                                                    ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                      =$   6.16
                                                                    ============

TOTAL FOR ALL FUNDS:                                                   $ 155.76
                                                                   =============


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


            Method of Delivery:


                        [  X  ]  Wire Transfer
                        [     ]  Mail or other means



                                         SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


                                    By (Signature and Title)*
                                    /s/John B. Hammalian
                                    ____________________________________
                                    John B. Hammalian, Secretary

      Date:  January 23, 2004

* Please print the name and title of the signing officer below the signature.